Current Accounts and Other Demand Deposits (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Current Accounts and Other Demand Deposits
Current accounts		$ 7,725,465	$ 7,200,050
Other demand deposits		1,143,414	1,081,223
Other deposits and accounts		715,609	634,433
Total	$ 13,818,466	$ 9,584,488	$ 8,915,706